Other Assets - Schedule of Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
VAT receivables	$ 1,132	$ 3,136	$ 1,852
Receivables from suppliers	812	398
Credit for tax other than income tax	505	358	273
Income tax assets	254	270	65
Other receivables	54	62	354
Total other current assets	$ 2,757	4,224	$ 2,544
Previously Reported
Other receivables		$ 460